Result of the Year - Share-based Compensation Costs - Additional Information (Details)	1 Months Ended																		12 Months Ended
	Jan. 31, 2024 shares	Jul. 31, 2023 shares	Oct. 31, 2021 DKK (kr) shares Tradingday kr / shares	May 31, 2021 shares	Apr. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 DKK (kr) shares yr kr / shares	Oct. 31, 2020 yr kr / shares	Sep. 30, 2020 shares yr kr / shares	Aug. 31, 2020 yr kr / shares	Jul. 31, 2020 kr / shares shares	Mar. 31, 2020 shares	Aug. 31, 2019 yr Tradingday kr / shares	Jul. 31, 2019	Mar. 31, 2019 kr / shares shares	Jun. 30, 2018	Apr. 30, 2018 kr / shares shares	Nov. 30, 2017 kr / shares shares	Dec. 31, 2021 DKK (kr) shares yr Tradingday kr / shares	Dec. 31, 2020 DKK (kr) shares yr kr / shares	Dec. 31, 2019 DKK (kr) kr / shares	Dec. 31, 2018 kr / shares	Feb. 28, 2021 shares	Jan. 01, 2021 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr																			kr 15,576,000	kr 27,258,000	kr 2,405,000
Number of equity instruments expired						1,927
Equity-settled share-based compensation | kr																			35,000	kr 156,000
Profit on expiration of RSUs | kr																			kr 38,000
Ordinary Shares [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Offer price of investment share | kr / shares																			kr 1
Number of ordinary shares issued									3,650,000										34,952,241
Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement																			As part of the former CEO service agreement, Kim Stratton was granted 58,000 ordinary shares, which would vest if the Company’s share price increased to DKK 125 per share within three years from the date of employment.
Date of grant of share-based payment arrangement																			October 2019
Number of ordinary shares granted																			58,000
Number of ordinary shares issued																								58,000
Share price under vesting condition | kr / shares																			kr 125
Vesting period																			3 years
Expected life of awards (years) | yr																			3
Dividend yield (%)																			0.00%
Weighted average share price (DKK) | kr / shares																			kr 55.60
Fair value at valuation date (DKK 000) | kr																			kr 1,900,000
Ordinary Shares [Member] | Christophe Bourdon
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement																			As part of the new CEO service agreement, Christophe Bourdon was granted 34,941 RSUs in connection with the on-boarding, which will have a total vesting period of three years (beginning on January 1, 2021) and with one third of the granted RSUs vesting on each January 1 in the following three financial years.
Date of grant of share-based payment arrangement			October 2021
Number of ordinary shares granted																			34,941
Fair value of RSUs granted | kr / shares			kr 24.72
Number of trading days | Tradingday			10
Vesting period																			3 years
Fair value at valuation date (DKK 000) | kr			kr 900,000																kr 2,000,000.0
Major Ordinary Share Transactions | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued																							58,000
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of increase in share price																			20.00%
2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Price per performance share | kr / shares																			kr 1
Performance shares vesting period																			4 years
Description of vesting requirements for share-based payment arrangement																			Performance Shares was allocated on a linear scale with maximum allocation triggered by an 80% increase in share price, whereas no Performance Shares would be allocated if the price of Orphazyme’s shares has increased 20% or less at the end of the vesting period.
Number of performance shares issuable																			86,700
Description of maximum term of options granted for share-based payment arrangement																			The vesting period ended in November 2021 with no performance shares granted as the minimum increase of 20% over the vesting period was not met.
Date of grant of share-based payment arrangement																			November 2021
Number of ordinary shares granted																			0
Price per matching share | kr / shares															kr 1				kr 1
Matching shares vesting period																			1 year
Number of matching shares vested and issued															19,175
2017 LTIP | CEO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum allocation of performance share																			6
2017 LTIP | Other Participants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum allocation of performance share																			4
2019 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years) | yr													3.42
Weighted average share price (DKK) | kr / shares													kr 62.6
2019 LTIP | Executive Management and Certain Key Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Price per matching share | kr / shares											kr 1
Number of matching shares vested and issued											31,250
2019 LTIP | Executive Management and Certain Key Employees | Performance Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of performance shares vest		125,000
2019 LTIP | Executive Management and Certain Key Employees | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance shares vesting period														4 years
Matching shares vesting period														1 year
2020 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected life of awards (years) | yr							3.06	3.24	3.24	3.35
Weighted average share price (DKK) | kr / shares							kr 56.30	kr 68.50	kr 83.50	kr 90.10
2020 LTIP | Executive Management and Certain Key Employees | Performance Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of performance shares vest	489,757
Original 2021 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance shares vesting period					3 years
Restricted share units vesting period					3 years
RSUs granted					607,460
Modified 2021 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Restricted share units vesting period | kr / shares			kr 31.94
Fair value of RSUs granted | kr / shares			24.72
Fair value of PSUs granted | kr / shares			kr 7.70
Modified 2021 LTIP | Executive Mangement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted			595,916
Percentage of RSU and PSU granted			100.00%
LTIP Awards
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted																				172,488,000
Exercise price for each LTIP | kr / shares							kr 1													kr 1	kr 1	kr 1
Compensation expense | kr																			kr 17,100,000	kr 17,900,000	kr 2,100,000
Number of equity instruments exercisable							172,488,000													172,488,000
RSUs exercise																			172,488,000	31,250,000
LTIP Awards | Executive Mangement
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted																				52,865,000
Compensation expense | kr																			kr 6,800,000	kr 8,200,000	700,000
RSUs exercise																			52,865,000	6,250,000
2018 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Phantom shares performance period																4 years
Shares settlement description																			2018 Phantom Shares Program, at the end of January 2024
Share based compensation cash award for each program is capped and cannot exceed a gross amount per employee per program | kr																			kr 37,500
Expected life of awards (years) | yr																			1.08	2.08
Weighted average share price (DKK) | kr / shares																			kr 17.16	kr 67.10
Fair value at valuation date (DKK 000) | kr							kr 160,000												kr 12,000	kr 160,000
Phantom Shares Programs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr																			kr (300,000)	kr 100,000	kr 300
Phantom shares performance period																			4 years
Entry price per share | kr / shares																				kr 71.2	kr 61	kr 61
Number of trading days | Tradingday																			10
Shares settlement description																			The phantom shares will automatically be settled in cash at the end of January 2023
Number of equity instruments forfeited																				0
Number of equity instruments expired																				0
Number of equity instruments exercisable							0													0
Phantom Shares Programs | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of shares receivable to each employee due to change in share capital structure or other significant events																			288
Number of shares expected to consist for participate in program																			41,351	41,351
Phantom Shares Programs | Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of increase in share price compared to entry price at grant date																			20.00%
Number of shares receivable to each employee due to change in share capital structure or other significant events																			144
2019 Phantom Shares Program
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares settlement description																			2019 Phantom Shares Program and at the end of January 2024 for the 2020 Phantom Shares Program by subtracting the entry price per share from the market price per share and multiplying the change by the total number of granted phantom shares, presuming the market-based condition (share price increase by 20%) is met .
Share based compensation cash award for each program is capped and cannot exceed a gross amount per employee per program | kr																			kr 75,000
Expected life of awards (years) | yr																			2.08	3.08
Weighted average share price (DKK) | kr / shares																			kr 17.16	kr 67.10
Fair value at valuation date (DKK 000) | kr							kr 293,000												kr 48,000	kr 293,000
Phantom Shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of trading days | Tradingday																			10
2019 RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Description of vesting requirements for share-based payment arrangement																			The RSUs vest from the grant date to the date of the next annual general meeting.
Number of trading days | Tradingday													10
Exercise period													12 months
2019 RSUs | Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of annual base fee													50.00%
2020 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted												15,177
Weighted average share price (DKK) | kr / shares																				kr 67.10
Fair value at valuation date (DKK 000) | kr							1,913,000													kr 1,913,000
2020-2 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted									22,993
2020-1 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted				30,450
Weighted average share price (DKK) | kr / shares																			kr 17.16
Fair value at valuation date (DKK 000) | kr																			kr 16,000
RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | kr																			kr (700,000)	800,000	kr 100,000
Number of equity instruments expired																			1,927
Exercise period																			1 year
Short-term liability | kr							kr 800,000												kr 700,000	kr 800,000	kr 100,000
RSUs exercise																			1,927
Vesting Condition One | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued																			6,000
Share price under vesting condition | kr / shares																			kr 75
Vesting Condition Two | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued																			12,000
Share price under vesting condition | kr / shares																			kr 100
Vesting Condition Three | Ordinary Shares [Member] | Kim Stratton
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of ordinary shares issued																			40,000
Share price under vesting condition | kr / shares																			kr 125
CMO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of maximum amount corresponding to current annual base salaries to subscribe offer shares at offer price																		15.00%
CEO, CFO, and CSO
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of maximum amount corresponding to current annual base salaries to subscribe offer shares at offer price																		20.00%
Executive Management as well as Certain Key Employees | 2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of investment shares subscribed																		14,875
Offer price of investment share | kr / shares																		kr 80
Key Employee | 2017 LTIP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of investment shares subscribed																	4,300
Market price of investment shares | kr / shares																	kr 67.5
Chairman of Board | 2020-3 RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
RSUs granted							4,351